Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Provision for credit losses	¥ 997	¥ 21,766